WARRANTY LIABILITIES	12 Months Ended
Jun. 30, 2016
Product Warranties Disclosures [Abstract]
Product Warranty Disclosure [Text Block]
NOTE 12 -	WARRANTY LIABILITIES

	June 30,
	2015	2016

Beginning balance	$7,616	$10,387
Expense accrued	6,647	3,876
Expense incurred	(3,924)	(3,075)
Translation adjustment	48	(828)

	$10,387	$10,360

Less: current portion of warranty liabilities	(7,310)	(6,782)
Long-term warranty liabilities	$3,077	$3,578